STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
 New York, New York 10038

December 9, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund (File Nos. 333-207646 and 811-22859)
Registration Statement on Form N-14 8C
Ladies and Gentlemen:
On behalf of A&Q Masters Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-14 8C (the "Registration Statement").
The Amendment is marked to show changes from the versions of the prospectus/information statement (the "Prospectus/Information Statement") and statement of additional information ("SAI") filed as part of the Fund's Registration Statement filed with the Commission on October 28, 2015.  These changes consist of those made in response to comments of the staff (the "Staff") of the Commission relating to the Registration Statement, that were provided by you to me by telephone on November 18, 2015 and December 4, 2015.
Accompanying this filing is a request for acceleration, on behalf of the Fund, of the Amendment to Wednesday, December 9, 2015, or as soon thereafter as practicable.
Set forth below is a summary of the Staff's comments and the Fund's responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Amendment.
Prospectus/Proxy Statement
Questions and Answers
Comment 1.    The disclosure under the captions "What are the Benefits of the Reorganization for Me?" and "Will the Reorganization Result in a Higher Management Fee or Higher Direct Fund Expenses?" states that the Acquiring Fund has, and is expected to continue to have, a lower direct annual expense ratio than the Fund.  Please also disclose that the Acquiring Fund currently has, and is expected after the consummation of the Reorganization to have, a higher total expense ratio than the Fund.
Response 1.   The disclosure has been revised, as requested.
Comment 2.     Please consider the antepenultimate sentence under the caption "What are the Benefits of the Reorganization for Me?" in light of the fact that the Acquiring Fund is expected after the consummation of the Reorganization to have a higher total expense ratio than the Fund.
Response 2.   The sentence-in-question has been deleted throughout the Prospectus/Information Statement.
Comment 3.    The disclosure under the caption "Do the Funds have Similar Investment Goals and Strategies?" states that the Acquiring Fund and the Fund have similar, although not identical, investment management policies.  Does the Fund have a policy of investing at least 80% of its assets in Investment Funds that invest in equity securities?  If so, please disclose such policy and consider whether the investment management policies of the Acquiring Fund and the Fund are similar.
Response 3.   We advise you that the Fund has not adopted any 80% test.
Comment 4.     The first paragraph under the caption "What are the Tax Consequences of the Reorganization?" discloses the expectation that gain or loss will be recognized by the Fund as a result of the Reorganization, while the second paragraph states that any such gain or loss recognized by the Fund will be allocated to Fund investors.  Please revise the disclosure under this caption such that the first paragraph informs investors that any gain or loss recognized by the Fund as a result of the Reorganization will be allocated to Fund investors.
Response 4.   The disclosure has been revised, as requested.
Comment 5.    Please confirm whether the reference to "taxable income or loss" should instead be to "taxable gain or loss."
Response 5.   The disclosure throughout the Registration Statement has been revised to refer to "taxable income, gain or loss."
Summary—Comparison of the Acquiring Fund and the Fund—Investment Risks
Comment 6.    The disclosure under this caption states that the principal risks of the Fund and the Acquiring Fund are substantially similar, and enumerates the principal risks of each fund.  Please highlight the differences between the principal risks of each fund.  See Item 3(b) of Form N-14.
Response 6.   The disclosure has been revised as follows:
Because the Acquiring Fund and the Fund have substantially similar investment objectives and similar, although not identical, investment management policies, the principal risks associated with an investment in the Acquiring Fund and the Fund are substantially similar, although they are not the same.  The principal risks of the Acquiring Fund and the Fund differ slightly as a result of the funds' different tax structures (as described above at "—Federal Income Tax Consequences") and the fact that the Acquiring Fund may also invest in Investment Funds that employ other strategies (as described above under "—Comparison of the Acquiring Fund and the Fund—Investment Programs—Investment Strategies").
Summary—Comparison of the Acquiring Fund and the Fund—Fees and Expenses
Comment 7.    The disclosure under this caption states that the Acquiring Fund has, and is expected to continue to have, a lower direct annual expense ratio than the Fund.  Please also disclose that the Acquiring Fund currently has, and is expected after the consummation of the Reorganization to have, a higher total expense ratio than the Fund.  See Comment 1.
Response 7.   The disclosure has been revised, as requested.
Comment 8.    In the fee table, and all other relevant tables in the Prospectus/Information Statement (i.e., the expense example and average annual total return, financial highlights and capitalization tables), please revise the column headings that reference the Acquiring Fund to include the full name of the Acquiring Fund, so as to indicate to investors which entity is the survivor of the Reorganization.
Response 8.   The fee table, and all other relevant tables in the Prospectus/Information Statement (i.e., the expense example and average annual total return, financial highlights and capitalization tables), have been revised, as requested.
Comment 9.    Please revise the first line item under the caption "Annual Expenses" in the fee table such that the line item refers only to the "Advisory Fee."
Response 9.   The fee table has been revised, as requested.
Comment 10.     Please revise the expense example to include the impact of the Acquiring Fund's and the Fund's incentive fees.  See Instruction 7.a. to Item 3.1. of Form N-2.
Response 10.   The Examples illustrate the fixed expenses an investor will bear, directly or indirectly, on a $1,000 investment, assuming a 5% annual return.  In light of the requirement to include the Acquired Fund Fees and Expenses of the Fund (5.31%), the Acquiring Fund (5.87%) and the pro forma after Reorganization Acquiring Fund (5.87%), and the assumption of a 5% annual return, neither the Fund nor the Acquiring Fund will earn an incentive fee, as each fund's net profits, by definition, are calculated net of fund expenses.  The examples, therefore, cannot reflect the impact of the incentive fees.
Summary—Comparison of the Acquiring Fund and the Fund—Portfolio Managers
Comment 11.     The disclosure under this caption discloses the portfolio management teams of the Acquiring Fund and the Fund.  Please highlight that Messrs. Sinder and Sciortino, two of the portfolio managers of the Fund, will not serve as members of the combined fund's portfolio management team.
Response 11.    The disclosure has been revised, as requested.
Reasons for the Reorganization
Comment 12.     Romanette (vi) in the fourth paragraph discloses that each Board considered the potential consequences (including tax consequences) of the liquidation of the Fund's underlying investments and the dissolution of the Fund.  Please clarify this consideration in light of the disclosure under romanette (v).
Response 12.    The disclosure has been revised to clarify that each Board considered the potential consequences of liquidating the Fund, as an alternative to the Reorganization:  "(vi) the potential consequences (including tax consequences) of ~~the liquidation of the Fund's underlying investments and the dissolution of the Fund~~ liquidating the Fund, as an alternative to the Reorganization."
Information about the Reorganization—Plan of Merger
Comment 13.     The fourth paragraph states that the Adviser will pay the expenses directly related to the Reorganization.  Please disclose the estimated dollar amount to be paid by the Adviser.
Response 13.    It is respectfully requested that the comment be waived.  The Adviser, and not the Fund or the Acquiring Fund, will pay the expenses directly related to the Reorganization.  In light of the fact that neither investors in the Fund nor shareholders of the Acquiring Fund will pay any expenses related to the Reorganization, we do not believe that such disclosure should be included in the Registration Statement.
Information about the Reorganization—Federal Income Tax Consequences
Comment 14.     The disclosure states that any gain or loss recognized by the Fund (i) from redemptions of underlying investments prior to the Closing Date, and (ii) upon the transfer of its assets to the Acquiring Fund in connection with the Reorganization will be allocated to all Fund Investors.  Please disclose the estimated gain/loss to be recognized by the Fund as a result of such transactions.  If gains are to be recognized by the Fund, please disclose the estimated per share amount of such gain.  The requested estimates may be provided as of a recent practicable date, rather than as of December 31, 2015, the Closing Date.
Response 14.   A new paragraph has been added under this caption, which discloses the estimated gain/loss to be recognized by the Fund—if the Reorganization had been consummated as of September 30, 2015, and any anticipated post-September 30, 2015 redemptions of underlying investments had occurred on such date—of the:  (i) redemption of certain underlying investments prior to the consummation of the Reorganization; and (ii) transfer of the Fund's remaining assets to the Acquiring Fund in connection with the Reorganization.  While, if the Reorganization had been consummated on September 30, 2015, the Fund would have recognized certain gain, the Fund is treated as a partnership for federal income tax purposes and does not offer unitized "shares"; we are unable, therefore, to provide a per share amount of gain.
Information about the Reorganization—Redemption of Portfolio Securities
Comment 15.     Please revise the disclosure to provide an estimate of the Fund's underlying investments that will be redeemed prior to the Closing Date.
Response 15.    The disclosure has been revised, as requested.
Additional Information About the Acquiring Fund and the Fund
Comment 16.    The disclosure states that information about the Acquiring Fund is incorporated by reference into the Prospectus/Information Statement from the Acquiring Fund's Prospectus, dated August 1, 2015, forming a part of the Acquiring Fund's Registration Statement on Form N-2 (File No. 333-189732).  Information about the Fund, however, is unable to be incorporated by reference, as the Fund does not have a current prospectus that meets the requirements of Section 10(a)(3) of the Securities Act of 1933.  Please include, therefore, the additional information required by Item 6(a)(2)(i) of Form N-14.  Please note that this information, as well as the information required by Item 9.1.c. of Form N-2 to be included in a registrant's statement of additional information, may be included in the SAI, as is permitted by the Form.
Response 16.   The requested additional information has been added to the Registration Statement.
Comment 17.    Item 10.5. of Form N-2 requires that a registrant furnish certain information, in substantially the tabular form indicated in the form, for each class of authorized securities of the registrant.  Please include this information in the Registration Statement, as required by Item 6(a)(2)(i) of Form N-14.
Response 17.   The Fund is treated as a partnership for federal income tax purposes and, therefore, does not offer unitized "shares" or have share classes.  The Fund offers limited liability company interests and maintains a separate capital account for each investor that has a balance equal to the investor's interests (i.e., investment) in the Fund.  Item 10.5. of Form N-2 is, therefore, inapplicable for the Fund's purposes.
Comment 18.    Please confirm that your opinion regarding the legality of the securities being registered pursuant to the Registration Statement will conform to the applicable requirements set forth in Staff Legal Bulletin No. 19 issued by the Commission's Division of Corporation Finance (the "Staff Legal Bulletin").
Response 18.   We confirm that our opinion regarding the legality of the securities being registered pursuant to the Registration Statement conforms to the applicable requirements set forth in the Staff Legal Bulletin.
*     *     *     *     *     *     *     *
A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of financial information, numerical data and disclosure clarifications.
Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:
1.                   A separate letter from the Fund in which the Fund acknowledges that:
•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
2.	A request on behalf of the Fund seeking acceleration of the effectiveness of the Amendment to Wednesday, December 9, 2015, or as soon thereafter as practicable.
We hope the Staff finds this letter and the revisions in the Prospectus/Information Statement and SAI responsive to the Staff's comments.  Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).
Very truly yours,

/s/ Brad A. Green
 Brad A. Green
cc:  Gary L. Granik

A&Q MASTERS FUND
c/o UBS Hedge Fund Solutions LLC
677 Washington Boulevard
 Stamford, Connecticut 06901

December 9, 2015
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey
Re:	A&Q Masters Fund (the "Fund")
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14 8C
(File Nos. 333-207646 and 811-22859)
Ladies and Gentlemen:
Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund's Registration Statement on Form N-14 8C to December 9, 2015, or as soon thereafter as practicable.
Very truly yours,
A&Q MASTERS FUND
By:	/s/ Dylan Germishuys
Name: Dylan Germishuys
Title: Authorized Person

A&Q MASTERS FUND
c/o UBS Hedge Fund Solutions LLC
677 Washington Boulevard
Stamford, Connecticut 06901

December 9, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Ms. Anu Dubey
Re:	A&Q Masters Fund (the "Fund") File Nos. 333-207646 and 811-22859
Ladies and Gentlemen:
At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 8C, File No. 333-207646, the undersigned Fund acknowledges the following:
●	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

●	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,
A&Q MASTERS FUND

By:	/s/ Dylan Germishuys
Name: Dylan Germishuys
Title: Authorized Person